INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 73,439	$ 84,210
Changes
Additions	7,052	7,728
Additions through business combination	1,330
Disposals	(1,422)	(3,594)
Amortization	(14,066)	(14,742)
Impairment los recognised in profit or loss	(195)
Increase (decrease) in foreign exchange	319	(90)
Other Increases (decreases)	89	(73)
Decrease through classified as held for sale	(115)
Changes Total	(7,008)	(10,771)
Closing Balance	66,431	73,439
Intangible assets under development [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,076	4,881
Changes
Additions	2,273	1,696
Disposals	(356)	(853)
Amortization	0	0
Increase (decrease) in foreign exchange	0	0
Other Increases (decreases)	(4,200)	(648)
Changes Total	(2,283)	195
Closing Balance	2,793	5,076
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	22,323	27,268
Changes
Additions	4,035	3,758
Additions through business combination	190
Disposals	(880)	0
Amortization	(8,726)	(9,398)
Increase (decrease) in foreign exchange	312	120
Other Increases (decreases)	4,290	575
Decrease through classified as held for sale	(115)
Changes Total	(894)	(4,945)
Closing Balance	21,429	22,323
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,185	5,684
Changes
Additions	0	2,134
Disposals	(186)	(2,633)
Changes Total	(186)	(499)
Closing Balance	4,999	5,185
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	24,015	29,218
Changes
Amortization	(4,681)	(4,969)
Increase (decrease) in foreign exchange	124	(234)
Other Increases (decreases)	(1)	0
Changes Total	(4,558)	(5,203)
Closing Balance	19,457	24,015
Others [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	16,840	17,159
Changes
Additions	744	140
Additions through business combination	1,140
Disposals	0	(108)
Amortization	(659)	(375)
Impairment los recognised in profit or loss	(195)
Increase (decrease) in foreign exchange	(117)	24
Other Increases (decreases)	0	0
Changes Total	913	(319)
Closing Balance	$ 17,753	$ 16,840